Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 425,541	$ (5,712,680)	$ 2,441,774
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Provision (reversal) for credit losses	149,399	505,795	(17,508)
Depreciation of equipment	50,280	284,125	328,563
Amortization of intangible assets	147,855	45,341	5,042
Amortization of operating lease right-of-use assets	57,293	36,150	30,271
Loss on sale of accounts receivable		1,097,204
Loss on sale of equipment		1,538,023
Deferred income tax	315,319	(269,962)	(342,875)
Share-based compensation		3,906,000
Changes in operating assets and liabilities:
Accounts receivable	(724,799)	(6,320)	529,647
Advances to suppliers	(3,486,030)	879,799	(907,610)
Inventories	(990,650)	(8,555,643)	(2,125,531)
Amounts due from/due to related parties	142,618	34,814	(350,582)
Prepayments and other current assets	973,171	(802,008)	(47,884)
Other non-current assets	(59,931)	185,799	(299,443)
Accounts payable	1,227,673	2,944,759	(2,565,379)
Contract liabilities	(1,106,923)	1,156,151	(385,941)
Income tax payable	176,193	(10)	616,111
Accrued expenses and other current liabilities	50,146	(146,238)	436,146
Operating lease liabilities, current	(75,313)		(80,098)
Net cash used in operating activities	(2,728,158)	(2,878,901)	(2,735,297)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of equipment		(61,622)	(17,427)
Purchases of intangible assets	(875,728)	(1,991,345)
Proceeds from sale of equipment	563,337
Loans to third parties	(1,867,315)	(989,999)	(553,649)
Collection of loans to third parties	1,960,166	602,969	297,863
Net cash used in investing activities	(219,540)	(2,439,997)	(273,213)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders			50,000
Net proceeds from initial public offering		4,187,707
Release of IPO proceeds held in escrow	400,000
Proceeds from third-party loans	2,402,059
Proceeds from short-term bank loans	7,670,861	5,597,217	5,501,882
Proceeds from long-term bank loans	1,429,797	415,841	117,650
Repayments of short-term bank loans	(5,065,771)	(4,366,328)	(2,595,228)
Repayments of long-term bank loans		(117,822)
Net cash provided by financing activities	6,836,946	5,716,615	3,074,304
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(11,215)	(33,246)	(839)
Net increase in cash, cash equivalents and restricted cash	3,878,033	364,471	64,955
Cash and cash equivalents at beginning of the year	1,022,625	658,154	593,199
Cash, cash equivalents and restricted cash at the end of the year	4,900,658	1,022,625	658,154
Cash and cash equivalents at the end of the year	4,163,749	1,022,625	658,154
Restricted cash at the end of the year	736,909
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Income taxes paid			3,058
Interest paid	253,715	183,156	120,602
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Addition of right-of-use assets		72,220	56,085
Reclassification of accounts payables into supplier finance obligations	2,337,718
Offsetting of loan to third parties and accounts payable	293,108
Stablecoins settlement received for sales of accounts receivable	865,000
Stablecoins used for advance payment to a vendor	865,000
Issuance of Class A ordinary shares in exchange for stablecoins	2,287,200
Loan to a third party via stablecoins	2,285,049
Transfer of loan from a third party to a related party	$ 272,997